Other operational gain (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2013	Oct. 03, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain Contingencies [Line Items]
Other operational gain			$ 1,565,000	$ 592,000	$ 10,003,000
Exinguishment of liability related to amount of fuel and lubricants remaining on board			$ 0	0	1,361,000
Star Borealis
Gain Contingencies [Line Items]
Proceeds from sale of settled claim		$ 8,016,000
Gain on sale of claim					9,377,000
Gross daily charter rate	$ 24,750
Exinguishment of liability related to amount of fuel and lubricants remaining on board					1,361,000
Hull and Machinery Insurance Claim and Protection and Indemnity Claim
Gain Contingencies [Line Items]
Other operational gain					456,000
Korea Line Corporation, Rehabilitation plan
Gain Contingencies [Line Items]
Proceeds from sale of trading securities				$ 550,000
Rebate from Company's previous manning agent
Gain Contingencies [Line Items]
Rebate from previous manning agent					$ 170,000